Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2022	2021	2020
Wages and salaries[a]	7,486	6,934	7,600
Social security costs	720	733	729
Share-based payments[b]	1,034	733	728
Pension and other post-retirement benefit costs	576	457	852
	9,816	8,857	9,909

			2022			2021			2020
Average number of employeesc d	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	700	3,400	4,100	400	3,400	3,800
oil production & operations	3,000	5,700	8,700	3,100	6,000	9,100
customers & products[e]	8,000	35,700	43,700	6,200	35,800	42,000
other businesses and corporate	1,300	8,500	9,800	1,400	7,700	9,100
	13,000	53,300	66,300	11,100	52,900	64,000	12,400	55,700	68,100
[a]Includes termination costs of $27 million (2021 $74 million and 2020 $1,237 million).
[b]The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c]Reported to the nearest 100.
[d]Comparative data for the new reportable segments from 2021 onwards is not available for 2020.
[e]Includes 23,300 (2021 21,300 and 2020 19,100) service station staff.